Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net loss	$ (1,809,030)	$ (2,000,555)
Other comprehensive loss:
Foreign currency translation loss	(93,674)	(1,767,671)
Comprehensive loss	(1,902,704)	(3,768,226)
Comprehensive loss attributable to the non- controlling interest
Comprehensive loss attributable to the Company	$ (1,902,704)	$ (3,768,226)